Commitments And Contingencies (Schedule Of Future Minimum Rental Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments And Contingencies [Abstract]
2013	$ 655
2014	602
2015	366
Total	$ 1,623